Related Party Transactions Disclosure [Text Block]	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes
Related Party Transactions Disclosure
NOTE 4 – RELATED-PARTY TRANSACTIONS

Notes payable – related parties

The Company has recorded loans from shareholders, amounts due to shareholders for expenses paid on its behalf by shareholders as Notes payable - related parties on the balance sheet. The amounts comprising Notes payable – related parties bear interest ranging from 5 percent per annum to 10 percent per annum, are unsecured and are due and payable upon demand.

During the three months ended March 31, 2014 the CEO and companies owned by the CEO as well as a company owned by a related party shareholder have paid for expenses on behalf of the Company of $4,938 and advanced cash to the Company of $65,808 and repaid $9,590.  During the year ended December 2013 the CEO and companies owned by the CEO as well as a company owned by a related party shareholder have paid for expenses on behalf of the Company of $81,584 and advanced cash to the Company of $367,422.  As of March 31, 2014 and December 31, 2013, the Company owed $96,506 and $95,004 of accrued interest to related parties, respectively, resulting from interest expense of $21,589 and $59,848, respectively.

 NOTE 3 - RELATED-PARTY TRANSACTIONS

Notes payable – related parties

The Company has recorded loans from shareholders, amounts due to shareholders for expenses paid on its behalf by shareholders as Notes payable - related parties on the balance sheet. The amounts comprising Notes payable – related parties bear interest ranging from 5 percent per annum to 10 percent per annum, are unsecured and are due and payable upon demand.

-          During the years ended December 2013 the CEO and companies owned by the CEO as well as a company owned by a related party shareholder have paid for expenses on behalf of the Company of $81,584 and advanced cash to the Company of $367,422, As of December 31, 2012 they paid for expenses on behalf of the Company of $339,513 and advanced cash to the Company of $100,000.  As of December 31, 2013 and 2012, the Company owes $95,004 and $35,155 of accrued interest to related parties, respectively, resulting from interest expense of $59,848 and $17,965, respectively.

-          During 2012 in connection with the a agreement to purchase patents from a related party, an officer and director of the Company agreed to pay $50,000 to a former officer thus reducing the amount owed to that former officer by $50,000. As consideration to the officer and director for this $50,000 payment on behalf of the Company, 10,000,000 shares of common stock were issued to the officer and director. The amount for patents purchased valued at $0 and the related party debt paid by the officer of $50,000 and has been recorded as contributed capital in equity (See Note 6).

Officer Compensation

During the year ended December 31, 2012, the former CEO contributed various administrative services to the Company. These services include basic management and accounting services and utilization of office space and equipment and were recorded as contributed capital of $3,000 for the year ended December 31, 2012.  In the last 6 months of 2012 the Company has a new CEO who personally financed most of the operations to December 31, 2013.  In the year ended December 31, 2012 the Company did not record any compensation for the new CEO.  In the year ended December 31, 2013 the Company recorded compensation expense of $216,000 which is recorded in accrued liabilities related party.  In addition, services provided by other officers and management of the Company amounting to an expense of $744,000 was recorded in accrued liabilities related party.